PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Summary of Share Unit Plans Outstanding (Details)									12 Months Ended
	Dec. 31, 2017 shares	Dec. 20, 2017 shares beneficiary $ / shares	Jun. 30, 2016 shares beneficiary $ / shares	Dec. 18, 2015 shares beneficiary $ / shares	Jun. 30, 2015 shares beneficiary $ / shares	Dec. 17, 2014 shares beneficiary $ / shares	Sep. 27, 2013 shares	Mar. 29, 2013 shares	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares	Dec. 31, 2015 shares $ / shares	Dec. 31, 2014 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted						9,568,691
Number of shares outstanding	8,902,841								8,902,841
Number of shares exited	3,138
Number of shares forfeited	662,712
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares						$ 10.68
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value price per granted share (USD per share) | $ / shares						$ 30.84
PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted							27,807	1,567	1,199,338	7,252,814	450,702
Fair value price per granted share (USD per share) | $ / shares									$ 19.25	$ 13.46	$ 16.33
Number of shares outstanding	8,596,836								8,596,836	8,039,494	1,370,675	1,086,834
Number of shares exited									204,855	19,816	8,239
Number of shares forfeited									437,141	564,179	158,622
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted									0	0	368,536
Fair value price per granted share (USD per share) | $ / shares									$ 0.00	$ 0.00	$ 11.49
Number of shares outstanding	306,005								306,005	650,254	1,320,654	1,136,761
Number of shares exited									303,550	564,679	107,544
Number of shares forfeited									40,699	105,721	77,099
Grant date December 20, 2017, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		1,081,447
Number of beneficiaries | beneficiary		527
Fair value price per granted share (USD per share) | $ / shares		$ 18.42
Number of shares outstanding	1,081,447								1,081,447
Number of shares exited	0
Number of shares forfeited	0
Grant date December 20, 2017, Maturity due January 1, 2021 | CEO Office Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted		90,084
Number of beneficiaries | beneficiary		2
Fair value price per granted share (USD per share) | $ / shares		$ 22.85
Number of shares outstanding	90,084								90,084
Number of shares exited	0
Number of shares forfeited	0
Grant date June 30, 2016, Maturity due January 1, 2021 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			3,472,355
Number of beneficiaries | beneficiary			554
Fair value price per granted share (USD per share) | $ / shares			$ 13.17
Number of shares outstanding	3,238,930								3,238,930
Number of shares exited	0
Number of shares forfeited	233,425
Grant date June 30, 2016, Maturity due January 1, 2022 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			153,268
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 16.62
Number of shares outstanding	153,268								153,268
Number of shares exited	0
Number of shares forfeited	0
Grant date June 30, 2016, Maturity due January 1, 2019 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			3,472,355
Number of beneficiaries | beneficiary			554
Fair value price per granted share (USD per share) | $ / shares			$ 13.74
Number of shares outstanding	3,238,930								3,238,930
Number of shares exited	0
Number of shares forfeited	233,425
Grant date June 30, 2016, Maturity due January 1, 2020 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted			153,268
Number of beneficiaries | beneficiary			2
Fair value price per granted share (USD per share) | $ / shares			$ 10.68
Number of shares outstanding	153,268								153,268
Number of shares exited	0
Number of shares forfeited	0
Grant date December 18, 2015, Maturity due January 1, 2019 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				295,935
Number of beneficiaries | beneficiary				322
Fair value price per granted share (USD per share) | $ / shares				$ 11.49
Number of shares outstanding	246,661								246,661
Number of shares exited	0
Number of shares forfeited	49,274
Grant date December 18, 2015, Maturity due December 18, 2018 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted				368,534
Number of beneficiaries | beneficiary				576
Fair value price per granted share (USD per share) | $ / shares				$ 11.49
Number of shares outstanding	306,005								306,005
Number of shares exited	3,138
Number of shares forfeited	59,391
Grant date June 30, 2015, Maturity due June 30, 2018 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted					154,767
Number of beneficiaries | beneficiary					4
Fair value price per granted share (USD per share) | $ / shares					$ 25.59
Number of shares outstanding	154,767								154,767
Number of shares exited	0
Number of shares forfeited	0
Grant date December 17, 2014, Maturity due January 1, 2018 | PSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares granted						326,678
Number of beneficiaries | beneficiary						353
Fair value price per granted share (USD per share) | $ / shares						$ 30.84
Number of shares outstanding	239,481								239,481
Number of shares exited	0
Number of shares forfeited	87,197